FAIR VALUE MEASURMENTS (Summary of Changes in the Fair Value of Financial Liabilities Classified As Level 3) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		[1]
Warrants issued during the year	2,129	[1]
Changes in fair value during the year	6,365	[1]
Conversion of convertible loans		[1]
Conversion of warrants from preferred A warrants into ordinary share warrants	(8,494)	[1]
Balance at end of year		[1]
Embedded derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	1,529	[2]
Warrants issued during the year		[2]
Changes in fair value during the year	680	[2]
Conversion of convertible loans	(2,209)	[2]
Conversion of warrants from preferred A warrants into ordinary share warrants		[2]
Balance at end of year		[2]

[1]	On September 17, 2014, as part of the Company's initial public offering all preferred A shares were converted into ordinary shares (see Note 9). As a result, all outstanding warrants to purchase Preferred A shares (see Note 9c) were transformed on that date ("the Conversion Date") in accordance with their original terms, to warrants to purchase ordinary shares. Based on relevant accounting principles, these warrants are considered equity instruments. Accordingly, on the Conversion Date, those warrants ceased to be accounted for as a liability and were recorded as equity. The fair value of each of the warrants, on the Conversion Date, was determined by using the Black-Scholes model. The underlying data used for computing the fair value of the warrants were mainly as follows: $6 value of ordinary shares, 0% Dividend yield, 1.45% risk free interest rate, 65% expected volatility and 3.6 years expected term.
[2]	As the convertible loans have been automatically converted on May 12, 2014, the change in fair value of the embedded derivative represents the difference between the carrying amount of the embedded as of December 31, 2013 and their original amount which have been recorded within the finance expenses. See note 8b.